Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000012148 [Member] | Telecom Tower REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000012148 [Member] | Single Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000012148 [Member] | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000012148 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000012148 [Member] | Real Estate Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000012148 [Member] | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000012148 [Member] | Multi Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000012148 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000012148 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000012148 [Member] | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000012148 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000012152 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000012152 [Member] | Vanguard Variable Insurance Funds Equity Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.40%
C000012152 [Member] | Vanguard Extended Market Index Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000012156 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000012156 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012156 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000012156 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000012156 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000012156 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000012156 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000012156 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012156 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000012156 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000012156 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000012156 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000012160 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000012160 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000012160 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000012160 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000012160 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000012160 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000012160 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000012160 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000012160 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000012160 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000012160 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000012160 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000102905 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000102905 [Member] | Vanguard Variable Insurance Funds Equity Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000102905 [Member] | Vanguard Extended Market Index Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000102905 [Member] | Vanguard Total International Stock Index Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000102905 [Member] | Vanguard Total International Bond Index Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000102905 [Member] | Vanguard Variable Insurance Funds Total Bond Market Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000102906 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000102906 [Member] | Vanguard Variable Insurance Funds Equity Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000102906 [Member] | Vanguard Extended Market Index Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000102906 [Member] | Vanguard Total International Stock Index Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000102906 [Member] | Vanguard Total International Bond Index Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000102906 [Member] | Vanguard Variable Insurance Funds Total Bond Market Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000192542 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000192542 [Member] | Vanguard Total International Bond Index Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000192542 [Member] | Vanguard Variable Insurance Funds Total Bond Market Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.90%
C000192543 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000192543 [Member] | Vanguard Developed Markets Index Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000192543 [Member] | Vanguard FTSE All World ex US Index Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000192543 [Member] | Vanguard Emerging Markets Stock Index Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000192543 [Member] | Vanguard European Stock Index Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000192543 [Member] | Vanguard Pacific Stock Index Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000192543 [Member] | Vanguard FTSE All World ex US Small Cap Index Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000192543 [Member] | Vanguard FTSE Canada All Cap Index ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%